UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS ALL CAP FUND

FORM N-Q

JANUARY 31, 2008

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 15.7%
Household Durables - 2.8%
405,000	Ryland Group Inc.	$13,652,550
497,400	Toll Brothers Inc. *	11,579,472

	Total Household Durables	25,232,022

Internet & Catalog Retail - 3.0%
226,920	Amazon.com Inc. *	17,631,684
336,809	IAC/InterActiveCorp *	8,736,826

	Total Internet & Catalog Retail	26,368,510

Media - 4.6%
241,140	E.W. Scripps Co., Class A Shares	9,819,221
1,309,540	Time Warner Inc.	20,612,159
882,300	XM Satellite Radio Holdings Inc., Class A Shares *	10,940,520

	Total Media	41,371,900

Multiline Retail - 4.7%
332,900	Kohl’s Corp. *	15,193,556
241,400	Sears Holdings Corp. *	26,672,286

	Total Multiline Retail	41,865,842

Textiles, Apparel & Luxury Goods - 0.6%
227,500	Liz Claiborne Inc.	4,979,975

	TOTAL CONSUMER DISCRETIONARY	139,818,249

FINANCIALS - 23.4%
Capital Markets - 3.0%
218,236	Blackstone Group LP	4,004,631
1,236,331	TD Ameritrade Holding Corp. *	23,193,569

	Total Capital Markets	27,198,200

Consumer Finance - 0.8%
122,450	Capital One Financial Corp.	6,711,485

Diversified Financial Services - 9.6%
723,329	Bank of America Corp.	32,079,641
1,130,591	JPMorgan Chase & Co.	53,759,602

	Total Diversified Financial Services	85,839,243

Insurance - 8.9%
822,108	Ambac Financial Group Inc.	9,635,106
625,035	American International Group Inc.	34,476,930
367,000	MBIA Inc.	5,688,500
2,779,945	Security Capital Assurance Ltd.	8,840,225
293,480	Travelers Cos. Inc.	14,116,388
153,600	XL Capital Ltd., Class A Shares	6,912,000

	Total Insurance	79,669,149

Thrifts & Mortgage Finance - 1.1%
1,394,400	Countrywide Financial Corp.	9,705,024

	TOTAL FINANCIALS	209,123,101

HEALTH CARE - 18.1%
Biotechnology - 5.4%
775,611	Alkermes Inc. *	10,331,139
146,575	Amgen Inc. *	6,828,929
1,437,800	CV Therapeutics Inc. *	12,048,764
1,421,665	Mannkind Corp. *	11,231,153
801,150	Medarex Inc. *	8,003,489

	Total Biotechnology	48,443,474

Health Care Providers & Services - 12.7%
549,500	Aetna Inc.	29,266,370

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Health Care Providers & Services - 12.7% (continued)
229,300	Cardinal Health Inc.	$13,292,521
707,889	UnitedHealth Group Inc.	35,989,076
438,000	WellPoint Inc. *	34,251,600

	Total Health Care Providers & Services	112,799,567

	TOTAL HEALTH CARE	161,243,041

INDUSTRIALS - 11.2%
Airlines - 2.3%
536,144	UAL Corp.	20,346,665

Commercial Services & Supplies - 1.3%
388,390	Republic Services Inc.	11,651,700

Electrical Equipment - 2.0%
1,119,110	Solarfun Power Holdings Co., Ltd., ADR *	18,118,391

Industrial Conglomerates - 1.7%
430,310	General Electric Co.	15,237,277

Road & Rail - 3.9%
291,429	Arkansas Best Corp.	8,973,099
1,072,020	Hertz Global Holdings Inc. *	15,994,538
522,750	YRC Worldwide Inc. *	9,571,553

	Total Road & Rail	34,539,190

	TOTAL INDUSTRIALS	99,893,223

INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 3.9%
731,700	EMC Corp. *	11,612,079
218,700	International Business Machines Corp.	23,475,258

	Total Computers & Peripherals	35,087,337

Electronic Equipment & Instruments - 1.6%
1,040,000	Jabil Circuit Inc.	13,780,000

Internet Software & Services - 2.9%
1,343,200	Yahoo! Inc. *	25,762,576

Semiconductors & Semiconductor Equipment - 7.0%
3,249,485	Micron Technology Inc. *	22,843,880
1,030,170	Texas Instruments Inc.	31,863,158
239,900	Trina Solar Ltd., ADR *	8,137,408

	Total Semiconductors & Semiconductor Equipment	62,844,446

Software - 3.5%
1,000,800	Red Hat Inc. *	18,694,944
699,800	Symantec Corp. *	12,547,414

	Total Software	31,242,358

	TOTAL INFORMATION TECHNOLOGY	168,716,717

MATERIALS - 3.9%
Chemicals - 1.9%
801,275	Nalco Holding Co.	16,778,698

Metals & Mining - 2.0%
275,525	ArcelorMittal	18,292,105

	TOTAL MATERIALS	35,070,803

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
3,156,900	Level 3 Communications Inc. *	10,859,736

Wireless Telecommunication Services - 2.0%
1,692,168	Sprint Nextel Corp.	17,818,529

	TOTAL TELECOMMUNICATION SERVICES	28,678,265

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS ALL CAP FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
UTILITIES - 5.3%
Independent Power Producers & Energy Traders - 5.3%
2,463,600	AES Corp. *	$47,005,488

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,119,709,513)	889,548,887

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
$ 7,617,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity- $7,617,603; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value - $7,769,351) (Cost - $7,617,000)	7,617,000

	TOTAL INVESTMENTS - 100.5% (Cost - $1,127,326,513#)	897,165,887
	Liabilities in Excess of Other Assets - (0.5)%	(4,900,312)

	TOTAL NET ASSETS - 100.0%	$892,265,575

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,436,474
Gross unrealized depreciation	(276,597,100)

Net unrealized depreciation	$(230,160,626)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 28, 2008